SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, DC 20549
                             -----------

                             FORM N-Q
                             ---------

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
               REGISTERED MANAGEMENT INVESTMENT COMPANIES

              INVESTMENT COMPANY ACT FILE NUMBER 811-2815

                       COPLEY FUND, INC.
            (Exact name of registrant as specified in charter)
                            ----------

                       245 Sunrise Ave.
                    Palm Beach, FL 33480
           (Address of principal executive offices) (Zip code)

                   Irving Levine, President
                      245 Sunrise Ave.
                    Palm Beach, FL 33480
              (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-561-665-8050

             DATE OF FISCAL YEAR END:  FEBRUARY 28, 2006

              DATE OF REPORTING PERIOD:  November 30, 2006

COPLEY FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2006

                                        Shares          Value
COMMON STOCKS-97.36%                    ------          ------

BANKING-8.82%
  Bank of America Corp                  30,000      $ 1,615,500
  J.P Morgan Chase & Company            42,000        1,943,760
  KeyCorp                               20,000          722,000
  National City Corporation             20,000          722,000
  PNC Financial Services Group          35,000        2,474,150
                                                    ------------
                                                      7,477,410
                                                    ------------
DIVERSIFIED UTILITY COMPANIES-10.07%
  Alliant Energy Corp.                  20,000          778,000
  Dominion Resources, Inc.              30,000        2,422,200
  FPL Group                            110,000        5,863,000
                                                    ------------
                                                      9,063,200
                                                    ------------
DRUG COMPANIES-2.93%
  Bristol Myers Squibb Co.             100,000        2,483,000
                                                    ------------

ELECTRIC AND GAS-16.18%
  American Electric Power               35,000        1,452,850
  Duke Energy                           54,600        1,731,912
  First Energy Corp.                    40,000        2,393,600
  Great Plains Energy, Inc.             40,000        1,264,400
  Progress Energy, Inc.                 40,000        1,910,800
  Public Service Enterprise Group       15,000        1,008,300
  SCANA, Corp.                          50,000        2,063,000
  Sempra Energy, Inc.                   35,000        1,907,500
                                                    ------------
                                                   $ 13,732,362
                                                    ------------
ELECTRIC POWER COMPANIES-14.52%
  Ameren Corporation                    30,000     $  1,641,300
  DTE Energy Company                    55,000        2,589,950
  Exelon Corporation                    23,200        1,408,936
  Nstar                                 50,000        1,759,000
  PP&L Corp.                           100,000        3,635,000
  Southern Company                      35,000        1,268,750
                                                   ------------
                                                     12,302,936
                                                   ------------
GAS UTILITIES & SUPPLIES-11.7%
  Delta Natural Gas Co.                 20,000          507,400
  Energy East Corp.                     40,000          977,200
  Keyspan Energy Corp.                  45,000        1,846,350
  New Jersey Resources Corp.            37,500        1,940,625
  Northwest Natural Gas Co.             40,000        1,649,600
  Peoples Energy Corp.                  40,000        1,735,600

  WGL Holdings Corp.                    38,000        1,255,900
                                                    -----------
                                                      8,656,775
                                                    -----------
HEALTH CARE PRODUCTS-.86%
 *Zimmer Holdings, Inc.                 10,000          729,600
                                                    -----------
INSURANCE-2.76%
  Arthur J. Gallagher & Company         80,000        2,343,200
                                                    -----------
OILS-19.62%
  BP Amoco PLC.                         25,500        1,736,040
  Chevron Texaco Corp.                  46,200        3,341,184
  Exxon-Mobil Corp.                    106,086        8,148,465
  Sunoco, Inc.                          50,000        3,408,000
                                                    -----------
                                                   $ 16,633,689
                                                    -----------
RETAIL-1.09%
  Wal-Mart Stores, Inc.                 20,000      $   922,000
                                                     ----------
COMMUNICATIONS-8.19%
  AT&T                                  60,430        2,049,181
  Bell South Corp.                      25,000        1,114,750
  Citizens Communications Company       25,000          354,250
  Idearc Inc.                            4,712          129,757
  Verizon Communications, Inc.          94,232        3,292,466
                                                     ----------
                                                      6,940,405
                                                     ----------
Total value of investments 97.36%
(Cost $29,802,684)                                   82,540,477

Total cash and cash equivalents 2.64%                 2,236,715
                                                     ----------
TOTAL INVESTMENTS 100%                              $84,777,192
                                                   ============

*Non-income producing securities.

At November 30, 2006, the tax basis of the Fund's investments was $29,802,684 and the unrealized appreciation was $52,764,994.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


ITEM 2.	CONTROLS AND PROCEDURES.

	(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

        (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

        (a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       Copley Fund, Inc.


By (Signature and Title)           /s/ Irving Levine




                                   __________________________
                                   Name:  Irving Levine
                                   Title: President (Chief
                                   Executive Officer and Chief
                                   Financial Officer)

Date: January 25, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)           /s/ Irving Levine



                                   __________________________
                                   Name:  Irving Levine
                                   Title: President (Chief
                                   Executive Officer and Chief
                                   Financial Officer)

Date: January 25, 2007